Long-term debt (Additional Required Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Interest cost	$ 52,079	$ 52,868	$ 68,357
2027 Notes
Debt Instrument [Line Items]
Interest Expense	15,569	15,569	11,547
DFC Amortization	299	299	224
Amortization of Discount, net	0	0	0
2023 Notes
Debt Instrument [Line Items]
Interest Expense	23,060	23,060	23,885
DFC Amortization	323	323	610
Amortization of Discount, net	402	397	752
Subsidiaries | Secured Debt
Debt Instrument [Line Items]
Interest Expense	0	0	2,570
DFC Amortization	0	0	3,251
Amortization of Discount, net	$ 0	$ 0	2,249
Cross-Currency Interest Rate Swaps | Subsidiaries | Secured Debt
Debt Instrument [Line Items]
Loss not including effect of cross-currency interest rate swap agreements			6,921
Interest cost			$ 9,491